Restructuring and Other Charges, Net - Accrual Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Restructuring Reserve [Roll Forward]
Beginning balance	$ 4,726	$ 5,421	$ 1,740
Restructuring and other charges, net	18,047	16,521	16,903
Restructuring Reserve, Accrual Adjustment	(2,538)	805	(452)
Cash payments	13,378	18,021	12,770
Ending balance	6,857	4,726	5,421
Personnel
Restructuring Reserve [Roll Forward]
Beginning balance	3,258	4,230	1,708
Restructuring and other charges, net	8,471	13,318	15,262
Restructuring Reserve, Accrual Adjustment	0	12	(452)
Cash payments	(11,094)	14,302	12,288
Ending balance	635	3,258	4,230
Facilities
Restructuring Reserve [Roll Forward]
Beginning balance	1,468	1,191	32
Restructuring and other charges, net	9,576	3,203	1,641
Restructuring Reserve, Accrual Adjustment	(2,538)	793	0
Cash payments	(2,284)	3,719	482
Ending balance	$ 6,222	$ 1,468	$ 1,191